Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of SciSparc Ltd. and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of comprehensive loss, changes in equity and cash flows for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).